UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7404
Van Kampen California Value Municipal Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 195.0%
	California 190.9%
$2,000	Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr Citizens (CA MTG Insd)	6.100%	02/15/25	$2,007,080
1,000	Allan Hancock CA Jt Cmnty College Dist Election 2006, Ser A (FSA Insd)	4.375	08/01/31	863,670
3,540	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj, Ser C (FSA Insd)	*	09/01/32	768,853
4,250	Anaheim, CA Redev Agy Tax Alloc Rfdg Merged Redev Proj Area, Ser A (FSA Insd) (a)	5.000	02/01/31	3,975,641
4,120	Apple Valley, CA Redev Agy Tax Alloc Proj Area No 2 (AMBAC Insd)	5.000	06/01/37	3,416,098
2,790	Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)	5.000	08/01/23	2,346,278
2,510	Bay Area Govt Assn CA Lease West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/24	2,504,503
865	Benicia, CA Uni Sch Dist, Ser B (MBIA Insd)	*	08/01/18	562,769
3,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election (b)	*	08/01/28	967,050
1,510	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (FSA Insd)	5.500	08/01/20	1,617,784
3,535	Brea, CA Redev Agy Tax Alloc Rfdg, Ser A (AMBAC Insd)	5.500	08/01/20	3,383,136

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$865	Burbank, CA Pub Fin Auth Rev Golden St Redev, Ser A (AMBAC Insd)	5.250%	12/01/23	$794,684
3,000	California Cnty, CA Tob Sec Agy Tob Asset Bkd Los Angeles Cnty Sec (c)	0/5.450	06/01/28	1,549,170
2,000	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.125	06/01/38	1,111,480
5,000	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.250	06/01/45	2,741,000
2,000	California Ed Fac Auth Rev CA College Arts	5.000	06/01/35	1,220,700
1,000	California Ed Fac Auth Rev Pitzer College, Ser A	5.000	04/01/30	869,590
1,445	California Ed Fac Auth Rev Pooled College & Univ, Ser B	5.250	04/01/24	1,068,982
1,500	California Ed Fac Auth Rev Univ of Redlands, Ser A	5.000	10/01/31	1,294,530
3,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/33	3,111,210
10,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (a)	5.000	11/15/42	8,340,750
2,300	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	2,030,900
8,480	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	7,453,411
13,400	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	9,752,051
7,000	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.875	08/01/41	5,060,860
5,150	California Hsg Fin Agy Rev Home Mtg, Ser M (AMT) (a)	4.700	08/01/36	3,742,402

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	California Hsg Fin Agy Rev Multi-Family Hsg III, Ser A (MBIA Insd) (AMT)	5.850%	08/01/17	$3,002,880
3,755	California Hsg Fin Agy Rev, Ser B (AMT)	5.000	02/01/28	3,026,267
1,000	California Muni Fin Auth Ed High Tech High Chula Vista, Ser B (d)	6.000	07/01/28	708,210
1,000	California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Rfdg, Ser A (MBIA-IBC Insd)	5.900	06/01/14	1,134,210
4,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	3,181,455
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (e)	5.125	11/01/23	1,506,240
25	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.150	06/01/20	25,621
40	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.250	12/01/31	40,588
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser C (GNMA Collateralized) (AMT)	7.500	08/01/27	5,101
15	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	15,319

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$9,000	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950%	12/01/37	$6,690,780
2,750	California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150	12/01/27	2,313,987
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,087,800
10,000	California St Univ Rev Syswide, Ser D (FSA Insd) (a)	4.500	11/01/37	8,581,300
960	California St Vet, Ser BJ (AMT)	5.700	12/01/32	827,078
10,650	California St Vet, Ser CD (AMT) (a)	4.600	12/01/32	7,661,717
2,500	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Campus	5.750	05/15/32	1,746,925
2,230	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Rfdg	5.000	05/15/38	1,508,729
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	725,962
2,000	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd) (b)	6.750	02/01/38	2,018,700
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	907,560
1,825	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/19	1,817,061

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,750	California Statewide Cmnty Dev Auth Rev Insd Enloe Med Ctr (CA MTG Insd)	6.250%	08/15/28	$2,770,515
1,000	California Statewide Cmnty Dev Auth Rev Windrush Sch (i)	5.500	07/01/37	584,890
1,280	California Statewide Cmnty Dev Auth Wtr Rev Pooled Fin Pgm, Ser C (FSA Insd)	5.250	10/01/28	1,284,109
1,000	California Statewide Cmntys Dev Auth Spl Tax Cmnty Fac Dist 2007-1 Orinda	6.000	09/01/29	751,390
260	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.050	09/01/28	201,240
845	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.150	09/01/38	616,842
2,000	Carson, CA Redev Agy Tax Alloc Rfdg, Ser A (MBIA Insd)	5.000	10/01/23	1,918,140
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (MBIA Insd) (i)	*	08/01/27	334,006
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (MBIA Insd) (i)	*	08/01/28	309,290
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (MBIA Insd) (i)	*	08/01/30	267,995
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (MBIA Insd) (i)	*	08/01/31	248,942
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (MBIA Insd) (i)	*	08/01/32	231,593

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (MBIA Insd) (i)	*	08/01/33	$215,839
2,000	Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice Gen Proj Rfdg (MBIA Insd)	5.000%	07/01/17	2,016,820
220	Cerritos, CA Cmnty College Dist Election 2004, Ser A (MBIA Insd)	5.000	08/01/27	220,944
2,500	Chaffey, CA Uni High Sch Dist, Ser C (FSA Insd)	5.000	05/01/27	2,507,400
3,000	Chaffey Cmnty College Dist CA Election 2002, Ser C (MBIA Insd)	5.000	06/01/32	2,911,350
1,700	Chino Vly Uni Sch Dist CA Ctf Partn Rfdg, Ser A (FSA Insd)	5.375	09/01/20	1,801,031
2,000	Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1 Impt Area San Miguel, Ser B	5.350	09/01/26	1,461,000
2,000	Chula Vista, CA Indl Dev Rev San Diego Gas, Ser A	5.300	07/01/21	2,007,680
1,540	Chula Vista, CA Redev Agy Tax Alloc Sub Bayfront Rfdg, Ser B	5.250	10/01/27	1,101,885
1,605	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Rfdg, Ser B (Syncora Gtd)	5.250	09/01/34	1,275,847
1,000	Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg	5.875	12/01/28	748,360
2,000	Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj	6.300	09/01/36	1,569,900
1,600	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000	10/01/29	1,290,224

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000%	10/01/34	$1,529,960
1,990	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	1,325,619
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.750	09/01/38	1,565,620
1,220	Duarte, CA Multi-Family Rev Hsg Heritage Pk Apt, Ser A (FNMA Collateralized) (AMT)	5.850	05/01/30	1,192,330
1,280	El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Rfdg, Ser B (MBIA Insd) (AMT)	5.250	07/01/15	1,310,029
1,000	Emeryville, CA Pub Fin Auth Rev Shellmound Pk Redev & Hsg Proj, Ser B (MBIA Insd)	5.000	09/01/19	1,000,510
1,000	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.875	09/01/38	747,840
2,000	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (MBIA-IBC Insd)	5.000	04/01/42	1,669,400
5,155	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (MBIA Insd)	5.000	09/01/33	4,147,558
3,000	Folsom, CA Pub Fin Auth Spl Tax Rev, Ser A (AMBAC Insd)	5.000	09/01/28	2,549,520
3,000	Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)	5.250	12/01/19	3,007,890

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (MBIA Insd)	5.000%	09/01/22	$981,310
1,950	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (MBIA Insd)	5.200	09/01/30	1,747,278
5,000	Fontana, CA Uni Sch Dist Ctf Partn Fin Proj (FSA Insd)	4.500	09/01/35	4,240,150
2,950	Foothill/Eastern Corridor Agy CA Toll Rd Rev (f)	*	01/01/27	1,319,653
10,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	2,422,300
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/26	3,271,200
11,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/30	1,641,750
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/31	667,350
5,500	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (c)	0/5.875	01/15/27	4,786,540
1,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg	5.750	01/15/40	752,980
2,015	Garden Grove, CA Agy Cmnty Dev Sub Nt (Acquired 5/27/08, Cost $1,755,166) (g)(i)	6.000	10/01/27	1,450,840
2,500	Glendale, CA Uni Sch Dist, Ser C (FSA Insd)	5.500	09/01/19	2,572,400
9,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	5,436,450
5,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No 2006-1	5.000	09/01/36	3,005,250

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)	5.250%	11/01/23	$3,089,280
250	Independent Cities, CA Lease Fin Auth Mobile Home Pk Rev Westlake Mobile Home Pk Rfdg, Ser A	4.500	10/15/37	152,198
3,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	2,612,250
3,435	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/22	3,095,897
1,410	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 21, Ser A	5.000	09/01/26	889,315
1,000	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.375	09/01/27	748,040
1,325	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.625	09/01/38	953,059
1,000	La Quinta, CA Fin Auth Loc, Ser A (AMBAC Insd)	5.250	09/01/24	967,910
1,420	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,393,460
1,500	La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)	5.125	09/01/32	1,304,790
1,000	Laguna Hills, CA Ctf Partn Cmnty Ctr Proj (MBIA Insd)	5.000	12/01/18	1,040,100
1,000	Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt Dist 03-1	5.000	09/02/25	690,630

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Lemon Grove, CA Cmnty Dev Agy Tax Alloc Redev Proj Area (AMBAC Insd)	4.500%	08/01/37	$1,403,060
1,000	Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (MBIA Insd)	5.125	07/01/30	943,500
145	Long Beach, CA Bd Fin Auth Tax Alloc Rev North Long Beach Redev Proj, Ser A (AMBAC Insd)	5.375	08/01/21	144,478
3,555	Long Beach, CA Hbr Rev, Ser A (MBIA Insd) (AMT)	5.250	05/15/18	3,565,132
2,000	Long Beach, CA Spl Tax Long Beach Towne Ctr	5.750	10/01/25	1,570,120
2,000	Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker Hill Proj, Ser A (FSA Insd)	5.000	12/01/27	1,841,600
2,215	Los Angeles, CA Cmnty Redev Agy Multi-Family Hsg Rev Grand Cent Square Rfdg, Ser B (AMBAC Insd) (AMT) (i)	4.750	12/01/26	1,931,702
3,000	Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio W LA (AMBAC Insd)	6.000	11/01/19	3,197,910
1,230	Los Angeles, CA Dept Arpt Rev Los Angeles Intl Arpt, Ser C	5.125	05/15/33	1,149,743
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys, Ser A (b)	5.375	07/01/38	1,007,220
4,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1	5.250	07/01/38	3,993,880

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,600	Los Angeles Cnty, CA Metro Trans Auth Sales Tax Rev Prop A First Tier Sr Rfdg, Ser C (AMBAC Insd)	5.000%	07/01/23	$1,620,320
1,200	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/26	412,152
1,250	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (FSA Insd)	5.000	09/01/28	1,223,963
1,190	Lynwood, CA Util Auth Enterp Rev (FSA Insd)	5.000	06/01/25	1,195,902
700	Maywood, CA Cmnty Dev Commn Tax Alloc Merged Maywood Redev Proj Area (Radian Insd)	4.500	08/01/27	491,428
2,000	Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp (MBIA Insd)	5.250	06/01/30	1,715,500
3,400	Metropolitan Wtr Dist Southn CA Auth, Ser B-2 (MBIA Insd)	5.000	10/01/26	3,453,482
5,000	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/39	4,915,950
2,000	Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk Proj	6.000	11/15/22	1,571,440
2,325	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	1,924,844
2,175	Morongo Band Of Mission Indians
	CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	6.500	03/01/28	1,655,088

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,180	Mount Diablo, CA Uni Sch Dist (FSA Insd) (a)	5.000%	08/01/26	$3,187,076
1,730	National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj, Ser A (AMBAC Insd)	5.500	08/01/32	1,585,164
2,000	Needles, CA Pub Util Auth Util Sys Acquisition Proj, Ser A	6.500	02/01/22	1,711,960
1,500	Norco, CA Spl Tax Cmnty Fac Dist No 97-1 Rfdg (AGL Insd)	4.875	10/01/30	1,278,975
925	Oceanside, CA Cmnty Fac No 2001-1 Morro Hills Dev	5.500	09/01/34	619,417
1,000	Oxnard, CA Uni High Sch Dist Rfdg, Ser A (MBIA Insd)	6.200	08/01/30	1,016,470
1,230	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Rfdg, Ser A (MBIA Insd)	5.000	08/01/21	1,184,060
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.450	07/01/20	202,508
485	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.550	07/01/28	324,470
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.000	07/01/18	211,240
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.400	07/01/23	197,200
550	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.500	07/01/27	417,351
3,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser B (FSA Insd) (e)(h)	2.490	11/01/36	3,000,000
1,975	Palomar Pomerado Hlthcare Dist
	CA Ctf Partn, Ser C (FSA Insd) (e)(h)	1.000	11/01/36	1,975,000

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Perris, CA Pub Fin Auth Loc Agy Rev Perris Vly Vistas IA 3, Ser B	6.625%	09/01/38	$1,494,120
4,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	2,799,225
1,000	Perris, CA Pub Fin Auth Rev Tax Alloc, Ser A (MBIA Insd)	5.000	10/01/31	862,480
1,000	Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj, Ser A (MBIA Insd)	5.500	05/01/19	1,147,490
1,375	Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj (AMBAC Insd)	*	08/01/26	445,789
2,500	Port Oakland, CA Rfdg, Ser N (MBIA Insd) (AMT)	5.000	11/01/22	2,202,875
1,000	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj, Ser A (MBIA Insd)	5.000	06/15/33	772,410
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/24	1,623,380
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (FSA Insd)	5.250	09/01/20	1,025,080
1,220	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-1 (MBIA Insd)	5.000	04/01/26	1,122,144
2,540	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-E (MBIA Insd)	5.250	04/01/33	2,280,488
3,800	Redlands, CA Redev Agy Tax Alloc Redev Proj Rfdg, Ser A (MBIA Insd)	4.750	08/01/21	3,572,608

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Redwood City, CA Sch Dist (MBIA Insd)	5.000%	07/15/23	$4,076,120
3,000	Redwood City, CA Sch Dist (MBIA Insd)	5.000	07/15/27	2,932,740
5,000	Riverside, CA Cmnty College Dist Election 2004, Ser C (MBIA Insd) (a)	5.000	08/01/32	4,852,150
2,000	RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92 1, Ser A (AMBAC Insd)	5.000	09/01/36	1,664,020
9,630	Rohnert Park, CA Cmnty Dev Commons Tax Alloc Rev Hsg Redev Proj, Ser H (MBIA Insd)	4.375	08/01/37	6,927,148
1,650	Roseville, CA Jt Uni High Sch Dist, Ser B (MBIA Insd)	*	06/01/20	981,404
1,000	Roseville, CA Spl Tax Fountains Cmnty Fac Dist No 1	6.125	09/01/38	692,350
265	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	250,923
900	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (MBIA Insd)	5.000	12/01/34	717,813
4,960	Sacramento, CA Mun Util Dist Elec, Ser U (FSA Insd) (a)	5.000	08/15/24	5,049,602
10,000	Sacramento, CA Mun Util Dist Elec, Ser U (FSA Insd) (a)	5.000	08/15/26	9,991,700
1,500	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	1,075,740
1,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/27	868,510

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250%	08/01/31	$1,669,440
2,000	San Bernardino, CA Jt Pwr Fin Auth Ctf Partn (MBIA Insd)	5.500	09/01/20	2,072,500
2,500	San Diego, CA Redev Agy Centre City Redev Proj, Ser A	6.400	09/01/25	2,051,750
840	San Dimas, CA Redev Agy Tax Alloc Creative Growth, Ser A (FSA Insd)	5.000	09/01/16	858,858
1,660	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease, Ser A (FSA Insd) (AMT)	6.125	01/01/27	1,626,866
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (MBIA Insd) (AMT)	5.250	05/01/26	1,757,820
3,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (MBIA Insd) (AMT)	5.250	05/01/31	2,506,290
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser A-1 (AMT)	5.500	05/01/19	2,029,180
2,000	Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)	5.600	08/01/23	2,187,740
1,000	Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec Fin Proj (FSA Insd)	*	04/01/36	212,080
10,000	Santa Clara Cnty, CA Fin Auth Lease Rev Rfdg Lease, Ser L (a)	5.250	05/15/36	9,697,650

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	Sierra View Loc Hlthcare Dist CA Rev	5.250%	07/01/32	$1,126,815
3,305	South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)	5.800	09/02/18	3,403,621
1,640	South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A Rfdg (FSA Insd)	5.000	10/01/29	1,558,787
2,250	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1, Ser A (AMBAC Insd)	5.000	10/01/28	1,849,973
1,285	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/38	1,042,893
5,000	Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Proj	6.750	07/01/12	5,800,900
855	Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (FNMA Collateralized) (AMT) (e)	5.625	08/01/29	861,156
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.375	02/01/31	763,190
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.500	02/01/36	747,000
1,000	Temecula, CA Redev Agy Tax Alloc Rev Sub Lien Redev Proj No 1	5.500	12/15/38	655,360
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	5,797,800
10,800	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	6,186,672
4,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	2,198,360

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$13,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125%	06/01/46	$6,948,890
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser A	5.125	10/15/31	608,870
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser B	5.125	10/15/37	577,300
3,710	University of CA Rev UCLA Med Ctr, Ser A (AMBAC Insd)	5.250	05/15/30	3,686,182
1,000	Vista, CA Ctf Partn Cmnty Proj (MBIA Insd)	5.000	05/01/37	829,320
2,185	Vista, CA Uni Sch Dist Election 2002, Ser C (FSA Insd) (a)	5.000	08/01/28	2,184,705
1,000	Vista, CA Uni Sch Dist, Ser A (FSA Insd)	5.000	08/01/23	1,019,280
2,000	Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (Syncora Gtd)	5.000	03/01/25	1,871,740

				415,670,562

	Guam 0.1%
365	Guam Govt, Ser A	5.250	11/15/37	237,680

	Puerto Rico 2.6%
5,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev, Ser Y (FSA Insd) (b)	6.250	07/01/21	5,695,850

	U.S. Virgin Islands 1.4%
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	3,021,930

Total Long-Term Investments 195.0%
(Cost $508,336,414)				424,626,022

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Description	Value

Total Short-Term Investments 3.6% (Cost $7,710,000)	$7,710,000

Total Investments 198.6% (Cost $516,046,414)	432,336,022

Liability for Floating Rate Note Obligations Related to Securities Held (26.5%) (Cost ($57,605,000))
$(57,605)	Notes with interest rates ranging from 0.430% to 0.930% at January 31, 2009 and contractual maturities of collateral ranging from 2023 to 2042 (j)	(57,605,000)

Total Net Investments 172.1% (Cost $458,441,414)	374,731,022

Other Assets in Excess of Liabilities 1.4%	3,053,975

Preferred Shares (including accrued distributions) (73.5%)	(160,052,727)

Net Assets Applicable to Common Shares 100.0%	$217,732,270

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security purchased on a when-issued, delayed delivery basis or forward commitment basis.

(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Variable Rate Coupon

(f)	Escrowed to Maturity

(g)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets applicable to common shares.

(h)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(i)	Security has been deemed illiquid.

(j)	Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2009.

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
CA MTG — California Mortgage Insurance
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance Corp.
MBIA-IBC — MBIA Insured Bond Certificates
Radian — Radian Asset Assurance
Syncora — Syncora Guarantee Inc.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Van Kampen California Value Municipal Income Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	432,336,022
Level 3 — Significant Unobservable Inputs	-0-

Total	$432,336,022

Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen California Value Municipal Income Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009